Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use Of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, discontinued assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue, expenses and net loss from discontinued operations during the reporting period. Actual results could differ from those estimates.

Financial Statements In U.S. Dollars
b.	Financial statements in U.S. dollars ("dollars"):

A majority of the Company's revenues are generated in dollars. In addition, most of the Company's costs are denominated and determined in dollars. The Company's management believes that the dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statement of operations as appropriate.

Principles Of Consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Alvarion Ltd. and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

Cash Equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with maturities of three months or less at the date acquired.
Restricted Cash
e.	Restricted Cash:

Restricted cash is primarily invested in highly liquid deposits, which mature within one year. These deposits are used as security for the credit line the Company received from a bank, guarantees in favor of customers and a lease agreement.

Short Term Bank Deposits
f.	Short-term bank deposits:

Bank deposits with maturities of more than three months and up to one year were included in short-term bank deposits. As of December 31, 2011 and 2012,  the deposits bore interest at a weighted average interest rate of 2.48% and 3.25%, respectively. The deposits are presented at their cost, including accrued interest.

Held-To-Maturity Securities
g.	Held-to-maturity securities:

The Company accounts for investments in debt securities in accordance with ASC 320 "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity, and are stated at amortized cost. The amortized cost of held-to-maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization, impairment of value judged to be other than temporary, and interest are included in financial income, net.

In the year ended December 31, 2012 all Marketable securities have matured and the Company no longer holds investment of securities as of December 31, 2012.

For the years ended December 31, 2010 and 2011, all securities covered by ASC 320 were designated by the Company's management as held-to-maturity.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the amortized cost basis is judged to be other-than-temporary. The Company periodically assesses whether its investments with unrealized losses are other than temporarily impaired.

Under the impairment model, an other-than-temporary impairment loss is recognized in earnings when the Company does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists). The amount of impairment to be recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

For the years ended December 31, 2010 and 2011, no other-than-temporary impairment losses have been identified.

Inventories
h.	Inventories:

The Company manages its inventory according to the FIFO method.

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials and components - using the "weighted moving average cost" method.

Work in progress and finished products are based on the cost of raw materials and components used and the cost of production including labor and overhead calculated on a periodic basis.

Inventory write-offs have been provided to cover risks arising from dead and slow moving items, technological obsolescence and excess inventories according to revenue forecasts.

During 2010, 2011 and 2012, the Company recorded inventory write-off for inventory and for inventory purchase commitments for the continued operation, for inventory no longer required in a total amount of $ 2,093, $ 1,433 and $ 6,385, respectively.

In 2010, 2011 and 2012, approximately $ 113, $ 109 and $ 179, respectively, of inventory previously written-off was used as product components in the Company's ordinary production course and was sold as finished goods to end users. The sales of these related manufactured products were reflected in the Company's revenues without an additional charge to the cost of sales in the period in which the inventory was utilized.

Property And Equipment, Net
i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Office furniture and equipment	6- 15
Computers and electronic equipment	14- 33
Motor vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Impairment Of Long-Lived Assets
j.	Impairment of long-lived assets:

The Company's property and equipment and certain identifiable intangible assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Intangible assets that are not considered to have an indefinite useful life have been amortized using the straight-line basis over their estimated useful lives (Customer relationship 6 years and Technology 4-12 years). Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets (or asset group) exceeds the fair value of the assets (or asset group). In November 2011 due to the completion of Wavion acquisition, the Company recorded intangible assets in an amount of $22,009 for the continued operation. For the years ended December 31, 2011 and 2012 , no impairment has been identified.

Goodwill
k.	Goodwill:

The Company reviews goodwill for impairment annually and whenever events or changes in circumstances indicate its carrying value may not be recoverable in accordance with ASC 350 "Intangibles -  Goodwill and Others".

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

The acquisition of Wavion in November 2011 has been incorporated into the single reportable segment as a separate business unit, of the Company. As part of Wavion acquisition, the Company recorded goodwill in amount of  $13,087. In the year ended December 31, 2011, there were no indicators of impairment. In the year ended 31, 2012 an annual impairment test has been completed and there were no indicators of impairment and the Company did not  recorded any impairment.

Income Taxes
l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company recognizes interest, if any, related to unrecognized tax benefits in financial expenses. The Company recognizes penalties, if any, related to unrecognized tax benefits in taxes on income.

Accounting For Stock-Based Compensation
m.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation - Stock Compensation. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

During 2008, the Company granted 96,300 options at par value and Restricted Shares Units to Management and Senior Executives, the vesting of which is subject to the Company achieving certain performance related ratios, 33% of each grant's vesting being accrued respectively on February 28, 2010, February 28, 2011 and February 28, 2012. The Company accounts for these grants in accordance  with ASC 718 and  estimates the fair value of equity based payment awards only when the achieving the performance criteria is probable. As of December 31, 2012, the performance related ratios for all installments have not been achieved, and  all of the grant has been cancelled.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes-Merton option-pricing model that uses the weighted-average assumptions noted in the following table. The Company values restricted stock units and options granted at par value based on the market value of the underlying shares at the date of grant.

Expected volatility is based on historical volatility that is representative of future volatility over the expected term of the options. In 2010, 2011 and 2012, the expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

	Year ended December 31,
	2010	2011	2012

Volatility	56.5%	59.4%	63.6%
Risk-free interest rate	1.45%	1.40%	0.54%
Dividend yield	0%	0%	0%
Expected term	4.47 years	4.21 years	4.13 years
Average Forfeiture rate	13%	19%	18%

The Company's annual equity-based compensation expense for the years ended December 31, 2010, 2011 and 2012 related to the continued operation totaled $ 1,767, $ 1,671 and $ 938, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2010, 2011 and 2012, was comprised as follows:

	Year ended December 31,
	2010	2011	2012

Cost of goods sold	$231	$156	$143
Research and development	413	262	245
Sales and marketing	388	411	279
General and administrative	735	842	271

Equity-based compensation expenses	$1,767	$1,671	$938

Revenue Recognition
n.	Revenue recognition:

The Company generates revenues from sales of products, which include hardware and software,  professional services and maintenance. Professional services include mainly installation, project management,  consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from maintenance and professional services are recognized ratably over the contractual period or as services are performed, respectively.

Revenues from products are recognized in accordance with ASC 605-10-S99-1 ("Revenue Recognition") and with ASC 605-25 "Multiple-Element Arrangements" as amended by ASU 2009-13, when the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collection is probable.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or the acceptance provision has lapsed.

The Company generally does not grant a right of return. However, the Company has granted to certain distributors limited rights of return on unsold products. Product revenues on shipments to these distributors are recognized based on their history of actual returns provided that all other revenue recognition criteria are met.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, when they have not yet sold the deliverable separately, using the price established by management having the relevant authority. When VSOE cannot be established, the Company establishes selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. The best estimate of selling price for products are established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

Advances from customers include advances and payments received from customers, for which revenue has not yet been recognized.

Warranty Costs
o.	Warranty costs:

The Company provides a 16 to 21 month warranty period for all of its products lines. The specific terms and conditions of a warranty vary depending upon the product sold and customer it is sold to. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time a product is delivered. Factors that affect the Company's warranty liability include the number of units, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's warranty allowance during the period are as follows:

	Year ended December 31,
	2010	2011	2012

Balance at the beginning of the year	$1,274	$1,100	$481
Warranties issued during the year	991	372	202
Settlements/adjustments made during the year	(1,165)	(991)	(479)

Balance at the end of the year	$1,100	$481	$204

Research And Development
p.	Research and development:
Research and development costs, net of participation funding received and grants, are charged to the statement of operations as incurred. See also Note 14a.
Participation And Grants
q.	Participations and grants:

Grants and participations received for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development costs.

Royalty-Bearing Grants
r.	Royalty-bearing grants:

Royalty-bearing grants from the Government of Israel (OCS) for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred. These grants are represented as a reduction in research and development expenses.

Royalties to the OCS are recorded in the cost of sales, when the related sales are recorded. See also note 10c.

Severance Pay And Long Term Employee Liabilities
s.	Severance pay and long term employee liabilities:

The Company's agreements with the majority of its employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay are instead of its severance liability. Upon contribution of the full amount from the employee's monthly salary, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expenses for the continued operation for the years ended December 31, 2010, 2011 and 2012 were $ 1,507, $ 1,076 and $ 1,086, respectively.

Advertising Expenses
t.	Advertising expenses:

Advertising expenses are carried to the statement of operations as incurred. Advertising expenses for the continued operation for the years ended December 31, 2010, 2011 and 2012 were $ 1,239, $ 821 and $ 641, respectively.

Basic And Diluted Net Loss Per Share
u.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. The diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share". For the years ended December 31, 2010, 2011 and 2012, all outstanding options to purchase shares were excluded from the calculation of diluted loss per share because their effect on the loss per share is anti-dilutive.

In March 2013, the Company preformed a reverse stock split of the Company's ordinary shares of ten (10) for one (1), (see also note 1d). The loss per share amounts presented for all prior periods were restated to reflect the effects of the reverse stock split.

Concentration Of Credit Risk
v.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested in U.S. dollar deposits with major U.S., European and Israeli banks, and the foreign currency derivative contracts are with the same banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed on demand and therefore low credit risk exists with respect to these investments.

The trade receivables of the Company are derived from sales to customers located primarily in North and South America, Asia Pacific, Africa and Europe and represent amounts with maturity dates of less than one year. Under certain circumstances, the Company and its subsidiaries may require letters of credit, other collateral, additional guarantees or advance payments. The Company obtains credit insurance where applicable. The Company and its subsidiaries perform ongoing credit evaluations of their customers and establish an allowance for doubtful accounts based upon a specific review of their accounts.

Allowance for doubtful accounts for the continued operation amounted to $ 296 and $ 4,099 as of December 31, 2011 and 2012, respectively. The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and there may be an effect in the Company's ability to collect customers' debts in a timely manner or at all and this may result in increased bad debt expense.

Total doubtful debts expenses for the continued operation during 2010, 2011 and 2012 amounted to $1,050, $ 863 and $3,909, respectively. Total write offs for the continued operation amounted $ 569 and $ 106 in  2011 and 2012, respectively.

Fair Value Of Financial Instruments
w.	Fair value of financial instruments:

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its foreign currency derivative contracts at fair value using a market approach valuation technique based on marketplace observable inputs foreign exchange rates, as follows:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Foreign currency forwards	$-	$1,002	$-	$1,002

Total financial assets	$-	$1,002	$-	$1,002

Liabilities:

Foreign currency forwards	$-	$158	$-	$158

Total financial liabilities	$-	$158	$-	$158

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency option	$-	$16	$-	$16
Foreign currency forwards	-	86	-	86

Total financial assets	$-	$102	$-	$102

Liabilities:
Foreign currency option	$-	$1,033	$-	$1,033
Foreign currency forwards	-	1,657	-	1,657

Total financial liabilities	$-	$2,690	$-	$2,690

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables and loan approximate their fair values, due to the short-term maturities of these instruments.

Derivative Instruments
x.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC 815 "Derivatives and Hedging". ASC 815 requires a company to recognize all derivative instruments on the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company has instituted a foreign currency cash flow hedging policy in order to hedge against the risk of overall changes in future cash flows for a period of approximately 1 year resulting from foreign currency trade payables and salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS and Romanian New Lei ("RON") with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges. The Company does not have a master netting policy and as such each arrangement is accounted for separately.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

As of December 31, 2012, the Company recorded accumulated other comprehensive income related to unrealized gain on derivative instruments amounted to $ 839 (as further detailed in the following tables). Such amount will be reclassified into earnings within the next 12 months.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $81,158 and $ 27,852 at December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S dollars with NIS was $799 at December 31, 2012. The notional principal of foreign exchange contracts to purchase RON with U.S. dollars was $ 5,750 and $ 1,000 at December 31, 2011 and 2012, respectively.

The fair value of the Company's outstanding derivative instruments qualified as hedging instruments at December 31, 2011 and 2012 is summarized below:

		December 31,
	Balance sheet location	2011	2012
Assets

Foreign exchange option contracts	Other accounts receivable and prepaid expenses	$16	$-
Foreign exchange forward contracts		-	997

		$16	$997
Liabilities

Foreign exchange option contracts	Other accounts payable and accrued expenses	$(1,033)	$-
Foreign exchange forward contracts		(1,657)	(158)

		$(2,690)	$(158)

Derivatives assets (liabilities), net		$(2,674)	$839

The effect of derivative instruments in cash flow hedging relationships on the net loss and other comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2010	2011	2012
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$662	$(1,177)	$240
Foreign exchange forward contracts	2,428	(1,229)	1,153

	$3,090	$(2,406)	$1,393

The following is the change in the other comprehensive income (loss) of unrealized gains on foreign currency cash flow hedge during 2012:

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$(2,674)
Reclassification to earnings of realized losses on foreign currency cash flow hedge	1,393
Unrealized net losses on foreign currency cash flow hedge	2,120
Other comprehensive income from gains on foreign currency cash flow hedge as of December 31, 2012	$839

		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location	2010	2011	2012
		effective	effective	effective	ineffective
Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales, operating expenses and financial (expenses) income	$175	$273	$-	$(777)
Foreign exchange forward contracts	Cost of sales, operating expenses and financial (expenses) income	2,441	2,591	(1,193)	(150)

		$2,616	$2,864	$(1,193)	$(927)

As of December 31, 2011, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $ 1,142, the fair value of which is presented in other accounts receivable and prepaid expenses. As of December 31, 2012, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $700, the fair value of which is presented in other accounts receivable and prepaid expenses.  The Company measured the fair value of the contracts in accordance with ASC 820 at level 2. The net gains (losses) recognized in statement of operations in the financial income (expenses) net during 2010, 2011 and 2012 were $ 528, $ (307) and $ (18), respectively.

Comprehensive Income
y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220 "Comprehensive Income". This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive income relate to gains and losses on hedging derivative instruments.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate statements, for all presented years.

Treasury Stock
z.	Treasury stock:

The Company repurchases its Ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

Restructuring And Other Charges
aa.	Restructuring and other charges:

During 2010 and 2011, the Company implemented separate restructuring plans, their main purposes were to close and minimize several internal activities, reorganize its units, and reduce headcount of approximately 160 and 194 employees, respectively. The Company recorded in 2010 and 2011 charges of $ 1,787 and $ 6,020 respectively. In addition to the charges to short and long term accrued amounts below, these charges included $ 172 and $ 325 respectively, related to write-offs of leasehold improvements due to abandonment of rental premises as a result of the above mentioned plans. The 2011 plan also included costs amounting to approximately $ 3,000 due to fixed assets disposals, $ 154 due to reverse of grants receivable and $ 359 prepaid service R&D. The Company has accounted for the restructuring and cost reduction plans in accordance with ASC 420 "Exit or Disposal Cost Obligations".

As of December 31, 2012, the short term components of the restructuring and cost reduction plan accrual are as follows:

	Employee termination benefits	Repayments of grants	Lease abandonment	Other	Total

Balance as of January 1, 2011	$141	$462	$298	$27	$928
Charges	1,477	(462)	1,580	763	3,358
Cash outlays	(893)	-	(941)	(214)	(2,048)

Balance as of December 31, 2011	725	-	937	576	2,238
Sorting of long term components			547		547
Cash outlays	(697)	-	(630)	(461)	(1,788)

Balance as of December 31, 2012	$28	$-	$854	$115	$997

The restructuring and other charges do not include the impact related to stock based compensation (for stock based compensation see Note 11c).

Transfers of Financial Assets
ab.	Transfers of financial assets:

ASC 860 "Transfers and Servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale, excluding transactions presented below as a secured borrowing. The transfers of financial assets are typically performed by the factoring of receivables to three Israeli financial institutions.

During the years ended December 31, 2010, 2011 and 2012, the Company sold trade receivables related to the continued operation to Israeli financial institutions in a total amount of $ 12,458, $ 15,137 and $ 8,848, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The aggregate amounts of financing expense related to the sales of trade receivables for the continued operation for the years ended December 31, 2010 2011 and 2012 were $ 167, $ 237 and $ 315, respectively.

Business Combination
ac.	Business Combination:

According to ASC 805 "Business Combination", the Company recognizes assets acquired, liabilities assumed and any non-controlling interest at the acquisition date measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. According to ASC 805, the Company is required to allocate the purchase price of acquired companies to the tangible and intangible assets acquired, and liabilities assumed based on their estimated fair values. In allocating the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed, the Company developed the required assumptions underlying the valuation work. Critical estimates in valuing certain of the intangible assets include but are not limited to: future expected cash flows from customer contracts, customer lists and distribution agreements,. Management's estimates of fair value are based upon assumptions believed to be reasonable, utilizing a market participant approach, but which are inherently uncertain and unpredictable. Assumptions may be incomplete or inaccurate, and unanticipated events and circumstances may occur.